Components of Provision (benefit) for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Provision of Income Taxes [Line Items]
Federal	$ 7,451	$ 5,476	$ 2,657
Foreign	148	70	81
State and Local	842	803	668
Total	8,441	6,349	3,406
Federal	(933)	3,377	(51)
Foreign	(2)	9	(9)
State and Local	(128)	130	(32)
Total	(1,063)	3,516	(92)
Total income tax provision	$ 7,378	$ 9,865	$ 3,314